SUBSEQUENT EVENTS (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Outstanding notes	$ 297,820
Consultation fee in cash	4,000
Consultation fee in shares	7,500
Increase in consultation fee	$ 5,000
Increase in consultation fee in shares	7,500